Stock-Based Compensation (Details) (Stock Option)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Expected volatility		94.00%
Expected term (years)		7 years
Dividend yield	0.00%	0.00%
Minimum
Expected volatility	90.00%
Risk free interest rate	1.31%	2.16%
Expected term (years)	5 years
Maximum
Expected volatility	92.00%
Risk free interest rate	1.88%	2.26%
Expected term (years)	7 years